SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of properties and equipment, net

Building	40 years
Equipment and furniture	2-5 years
Software	3-5 years
Aerial photogrammetry equipment	10 years
Vehicles	2-8 years
Office improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of estimated economic lives of acquired intangible assets with definite lives

Operating licenses	1.8-7 years
Contract backlog	1-3 years
Customer relationship	3.3-8 years
Non-compete agreement	3-5.5 years
Complete technology	3.5-4.8 years
Content copyright	0.25 years
Partnership agreement	4.8 years

Total revenues
Concentration of credit risk
Schedule of customers accounting for 10% or more
	December 31,
Customer	2010	2011	2012
A	34%	34%	30%
B	29%	26%	21%
E	*	*	15%
* not greater than 10%
Accounts receivable
Concentration of credit risk
Schedule of customers accounting for 10% or more
	December 31,
Customer	2011	2012
A	22%	15%
B	16%	18%
D	10%	17%
E	*	13%
* not greater than 10%